INCOME TAXES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
INCOME TAXES
Effective Income tax (as percent)		(12.80%)	0.10%	(1.60%)	0.10%	35.00%
Tax benefit (expense)				$ (326)	$ 392	$ (524)		$ 324
Current tax expense
Federal								341
State						275		836
Total current expense						275		1,177
Deferred tax expense (benefit)
Federal						(841)		(785)
State						42		(68)
Total deferred benefit						(799)		(853)
Income Tax Expense (Benefit), Total				(326)	392	(524)		324
Tax expense (benefit) attributable to controlling interests						(179)		324
Tax benefit attributable to noncontrolling interests						(345)
Provision calculated at federal statutory income tax rate:
Net loss	$ (3,060)	$ 2,593	$ (35,204)	$ (20,177)	$ (289,235)	$ (313,948)	$ (310,888)	(81,872)
Statutory rate		(12.80%)	0.10%	(1.60%)	0.10%	35.00%
Income tax benefit computed at statutory rate						$ (109,882)
Less: Noncontrolling interests						109,230
Income tax benefit attributable to controlling interests						(652)
State and local income taxes, net of federal benefit						87
Change in valuation allowance						386
Tax expense (benefit) attributable to controlling interests						(179)		324
Tax benefit attributable to noncontrolling interests						(345)
Income Tax Expense (Benefit), Total				$ (326)	$ 392	$ (524)		$ 324